Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Non-cancelable operating leases expiration period					September 2016
Rent expenses	$ 47,373	$ 57,372	$ 154,838	$ 187,975	$ 244,621	$ 250,744
Future minimum rental payments under non-cancelable operating leases					$ 65,000,000
Percentage of net profit interest			20.00%		20.00%
Chief Executive Officer [Member]
Due to related parties		$ 225,000		$ 225,000	$ 1,000,000
Bonus					300,000
Bonus offset against common stock subscription					220,079	$ 1,000,000
Bonus offset against related party advance					4,921
Mr. Mathieson [Member]
Bonus					$ 75,000